Statements of Financial Condition (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
PARTNERS' CAPITAL
Limited Partners, Units (in units)	6,404,822.920	8,627,682.375
General Partner, Units (in units)	70,821.303	105,875.441